ASSET RETIREMENT OBLIGATION (Narrative) (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Asset Retirement Obligation [Abstract]
Asset retirement obligation	$ 93,343	$ 140,397	$ 158,914	$ 188,228
Restricted cash	$ 296,322	$ 296,322	$ 296,322	$ 296,322